Deferred Sales Inducements (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Deferred Sales Inducement

DSI at December 31, and the changes in the balance for years then ended, are as follows:

	2013	2012	2011
Balance, beginning of year	$18,745	22,756	17,302
Capitalization	1,842	1,736	2,746
Interest	987	1,262	990
Amortization	(5,171)	(6,664)	3,953
Change in shadow DSI	1,942	(345)	(2,235)

Balance, end of year	$18,345	18,745	22,756